Acquisitions and Divestitures (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Schedule of Acquisition-Related Costs Included in General and Administrative Expenses

Acquisition-related costs for both related party and third party transactions are included in general and administrative expenses in the accompanying statements of operations for the periods indicated below (in thousands):

For the Three Months Ended June 30,		For the Six Months Ended June 30,
2017	2016	2017	2016
$2,199	$72	$2,798	$72

Acquisition-related costs for both related party and third party transactions are included in general and administrative expenses in the accompanying statements of operations for the periods indicated below (in thousands):

For the Year Ended December 31,
2016	2015	2014
$553	$593	$1,450

Summary of Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the fair value assessment of the assets acquired and liabilities assumed as of the closing of the Acquisition (in thousands):

Consideration:
Cash	$533,609
Common stock	60,754

Total consideration	594,363

Preliminary Purchase Price Allocation:
Proved oil and gas properties	$264,144
Unproved oil and gas properties	333,778
Accounts receivable	967
Asset retirement obligations	(2,500)
Accrued liabilities	(2,026)

Total identifiable net assets	$594,363

The following table summarizes the fair value assessment of the assets acquired and liabilities assumed as of the acquisition date after customary post-closing adjustments (in thousands).

Purchase Price
Oil and natural gas properties	$395,591
Other property and equipment	478
Accounts receivable	1,257
Accounts payable	(1,816)
Asset retirement obligations	(3,101)
Accrued liabilities	(6,503)

Total identifiable net assets	$385,906

The following table summarizes the preliminary fair value assessment of the assets acquired and liabilities assumed as of the acquisition date (in thousands):

Preliminary Purchase Price
Oil and gas properties	$396,481
Other property and equipment	478
Accounts receivable	3,160
Asset retirement obligations	(3,101)
Accrued liabilities	(7,206)

Total identifiable net assets	$389,812

The following table summarizes the fair value assessment of the assets acquired and liabilities assumed as of the acquisition date (in thousands):

Comstock Acquisition
Oil and gas properties	$102,628
Other property and equipment	500
Asset retirement obligations	(112)

Total identifiable net assets	$103,016

Summary of Unaudited Pro Forma Financial Information

The following unaudited pro forma combined results of operations are provided for the three months and six months ended June 30, 2017 and 2016 as though the Acquisition had been completed on January 1, 2016 (in thousands, except per share amounts). The unaudited pro forma financial information was derived from the historical combined statements of operations of the predecessor and previous owners and adjusted to include: (i) the revenues and direct operating expenses associated with oil and natural gas properties acquired in the Acquisition and (ii) depletion expense applied to the adjusted basis of the properties acquired in the Acquisition. The unaudited pro forma financial information does not purport to be indicative of results of operations that would have occurred had the Acquisition occurred on the basis assumed above, nor is such information indicative of expected future results of operations.

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2017	2016	2017	2016
Revenues	$93,471	$55,198	$172,674	$100,868
Net Income	38,747	(7,674)	69,777	(17,510)
Earnings per share (basic and diluted)	0.41	n/a	0.74	n/a

The following unaudited pro forma combined results of operations are provided for the three months and six months ended June 30, 2016 as though the Burleson North Acquisition had been completed on January 1, 2015 (in thousands, except per share amounts). The unaudited pro forma financial information was derived from the historical combined statements of operations of the predecessor and previous owners and adjusted to include: (i) the revenues and direct operating expenses associated with oil and natural gas properties acquired and (ii) depletion expense applied to the adjusted basis of the properties acquired. The unaudited pro forma financial information does not purport to be indicative of results of operations that would have occurred had the Burleson North acquisition occurred on the basis assumed above, nor is such information indicative of expected future results of operations.

	For the Three Months Ended June 30, 2016	For the Six Months Ended June 30, 2016
Revenues	$43,393	$78,727
Net income (loss)	(13,822)	(28,051)
Basic and diluted earnings per share	n/a	n/a

The following unaudited pro forma combined results of operations are provided for the years ended December 31, 2016 and 2015 as though the Burleson North Acquisition had been completed on January 1, 2015. The unaudited pro forma financial information was derived from the historical combined statements of operations of the Company, the predecessor and previous owners and adjusted to include: (i) the revenues and direct operating expenses associated with oil and gas properties acquired and (ii) depletion expense applied to the adjusted basis of the properties acquired. The unaudited pro forma financial information does not purport to be indicative of results of operations that would have occurred had the transaction occurred on the basis assumed above, nor is such information indicative of expected future results of operations.

	For Year Ended December 31,
	2016	2015
Revenues	$176,082	$172,044
Net income (loss)	(34,894)	(83,894)
Basic and diluted earnings per unit	n/a	n/a

November Acquisition And Rosewood Acquisition
Summary of Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the fair value assessment of the assets acquired and liabilities assumed as of the acquisition date for the November Acquisition and Rosewood Acquisition (in thousands):

	Rosewood Acquisition	November Acquisition
Oil and gas properties	19,626	29,973